CAPITAL STOCK (Detail Textuals 5) (USD $)	12 Months Ended
Sep. 30, 2013
Additional Condition [Abstract]
Amount of annual run rate	$ 15,000,000
Amount of annual receivables	3,000,000
Crede CG II, Ltd
Beneficial Ownership Blocker [Abstract]
Beneficial ownership blocker, Description
The Series A and Series B Preferred and the Series A, B and C Warrants each contain a 9.9% “blocker” so that in no event shall the Series A and Series B Preferred or any of the Series A, B and C Warrants be convertible or exercisable (including through the cashless exercise exchange provision) into or for Common Stock to the extent that such conversion or exercise would result in Crede having “beneficial ownership” (within the meaning of Section 13(d) of the Securities Exchange Act of 1934, as amended) of more than 9.9% of the Common Stock. Crede would, however, have the right from time to time to convert, exercise or exchange for shares of Common Stock, which over time would aggregate to greater than 9.9% beneficial ownership if all such shares of Common Stock so acquired had been held at one time by Crede.

Percentage of blocker	9.90%
Maximum threshold for beneficial ownership	9.90%
Term for participation in other equity or equity linked financing completed	180 days
Securities Purchase Agreement With Crede CG II Ltd
Exercise Of Warrants For Cash [Abstract]
Exercise of warrants for cash, Description
Crede may exercise Series A and Series B Warrants by paying in cash or on a cashless basis by exchanging such Warrants for Common Stock using the Black-Scholes value. In the event that the Common Stock trades at a price 25% or more above the exercise price of the Series A and Series B Warrants for a period of 20 consecutive days (with average daily dollar volume of Common Stock on the OTC Bulletin Board at least equal to $300,000), the Company may obligate Crede to exercise such Warrants for cash.

Number of average daily dollar volume of common stock	$ 300,000
Percentage of common stock trade	25.00%
Number of trading days	20 days
Securities Purchase Agreement With Crede CG II Ltd | Crede CG II, Ltd
Registration Rights Agreement [Abstract]
Number of days of initial closing to file registration statement	30 days